Intangible assets and goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Begining Balance	¥ 79,599
Ending Balance	78,747	¥ 79,599
Goodwill [Member]
Begining Balance	62,046
Ending Balance	61,640	62,046
Student relationship [Member]
Begining Balance	1,013
Ending Balance	567	1,013
Trademark [Member]
Begining Balance	16,540
Ending Balance	16,540	16,540
Cost
Begining Balance	123,217	123,623
Disposals of component		(406)
Ending Balance		123,217	¥ 123,623
Cost | Goodwill [Member]
Begining Balance	61,640	62,046
Disposals of component		(406)
Ending Balance		61,640	62,046
Cost | Student relationship [Member]
Begining Balance	45,037	45,037
Disposals of component		0
Ending Balance		45,037	45,037
Cost | Trademark [Member]
Begining Balance	16,540	16,540
Disposals of component		0
Ending Balance		16,540	16,540
Accumulated Amortization
Begining Balance	(44,024)	(43,362)	(42,414)
Amortization for the year	(446)	(662)	(948)
Ending Balance	(44,470)	(44,024)	(43,362)
Accumulated Amortization | Goodwill [Member]
Begining Balance	0	0	0
Amortization for the year	0	0	0
Ending Balance	0	0	0
Accumulated Amortization | Student relationship [Member]
Begining Balance	(44,024)	(43,362)	(42,414)
Amortization for the year	(446)	(662)	(948)
Ending Balance	(44,470)	(44,024)	(43,362)
Accumulated Amortization | Trademark [Member]
Begining Balance	0	0	0
Amortization for the year	0	0	0
Ending Balance	¥ 0	¥ 0	¥ 0